Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical areas
Sales from operations	€ 132,512	€ 76,575	€ 43,987
Italy
Geographical areas
Sales from operations	60,090	29,968	14,717
Other European Union
Geographical areas
Sales from operations	25,413	14,671	9,508
Rest of Europe
Geographical areas
Sales from operations	21,748	12,470	8,191
Americas
Geographical areas
Sales from operations	6,929	4,420	2,426
Asia
Geographical areas
Sales from operations	9,062	7,891	4,182
Africa
Geographical areas
Sales from operations	9,191	7,040	4,842
Other areas
Geographical areas
Sales from operations	€ 79	€ 115	€ 121